Expense Example, No Redemption - Allspring Taxable Fixed Income Funds - Classes A, C, R6, Administrator and Institutional - Core Bond Fund - Class C	Apr. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 147
Expense Example, No Redemption, 3 Years	477
Expense Example, No Redemption, 5 Years	830
Expense Example, No Redemption, 10 Years	$ 1,826